SEGMENT REPORTING (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Cash and due from banks	$ 48,399,468	$ 63,452,161	$ 107,832,923
Debt Securities at fair value through profit or loss	22,384,677	38,486,623	29,025,766
Loans and other financing	235,591,198	302,853,393
Other Assets	390,491,954	355,686,332
TOTAL ASSETS	696,867,297	760,478,509
Deposits	547,516,935	561,896,707
Financing received from the Argentine Central Bank and others	5,529,676	12,179,537
Negotiable obligations	561,409	2,063,327
Other liabilities	50,913,244	83,922,240
TOTAL LIABILITIES	604,521,264	660,061,811
Interest income	251,873,826	201,478,253	190,233,183
Interest Expense	(165,506,341)	(117,848,917)	(84,027,323)
Net interest income	86,367,485	83,629,336	106,205,860
Net income from financial instruments at fair value through profit or loss	18,246,719	17,316,082	9,748,608
Result from derecognition of assets measured at amortized cost	491,837	495,139	1,931,793
Exchange rate differences on gold and foreign currency	2,742,959	1,933,094	3,130,019
Net Income From Financial instruments And Exchange Rate Differences	21,481,515	19,744,315	14,810,420
Net Financial Income	107,849,000	103,373,651	121,016,280
Services Fee Income	30,339,068	32,462,798	33,794,603
Services Fee Expenses	(10,723,155)	(9,896,431)	(10,432,762)
Income from insurance activities	4,526,372	4,424,232	4,914,478
Net Service Fee Income	24,142,285	26,990,599	28,276,319
Subtotal	131,991,285	130,364,250	149,292,599
Result from exposure to changes in the purchasing power of money	(17,749,063)	(15,208,972)	(12,614,594)
Other operating income	10,491,417	10,473,784	11,112,493
Loan loss provisions	(14,171,016)	(17,394,877)	(25,330,344)
Net operating income	110,562,623	108,234,185	122,460,154
Personnel expenses	(53,892,546)	(49,850,151)	(53,444,350)
Administration expenses	(28,562,821)	(29,911,621)	(30,339,034)
Depreciations and impairment non-financial assets	(10,098,597)	(8,230,289)	(7,077,240)
Other operating expenses	(26,629,090)	(23,079,185)	(19,331,429)
Operating income (loss)	(8,620,431)	(2,837,061)	12,268,101
Result before taxes	(8,620,431)	(2,837,061)	12,268,101
Income tax	3,586,014	(545,241)	(1,974,983)
Net (loss) / income	(5,034,417)	(3,382,302)	10,293,118
Net (loss) / income for the year attributable to owners of the parent	(5,028,955)	(3,378,763)	10,290,495
Net (Loss) / income for the year attributable to non-controlling interests	(5,462)	(3,539)	2,623
Other comprehensive (loss) / income	(1,161,177)	(104,659)	2,363,048
Other comprehensive (loss) / income attributable to owners of the parent company	(1,159,949)	(104,525)	2,360,761
Other comprehensive (loss) / income attributable to non-controlling interest	(1,228)	(134)	2,287
Comprehensive (loss) / income for the year	(6,195,594)	(3,486,961)	12,656,166
Comprehensive (loss) / income attributable to owners of the parent company	(6,188,904)	(3,483,288)	12,651,256
Comprehensive income (loss) attributable to non-controlling interest	(6,690)	(3,673)	4,910
Adjustments
Disclosure of operating segments [line items]
Cash and due from banks	(48,748)	368,897
Loans and other financing	(1,440,712)	(10,781,119)
Other Assets	12,267,797	46,018,231
TOTAL ASSETS	10,778,337	35,606,009
Deposits	(419,671)	(1,188,314)
Financing received from the Argentine Central Bank and others	(732,287)	(9,602,838)
Negotiable obligations		1
Other liabilities	18,304,932	15,418,895
TOTAL LIABILITIES	17,152,974	4,627,744
Interest income	(3,300,356)	(3,122,784)	(1,118,488)
Interest Expense	4,609,359	3,154,025	1,370,976
Net interest income	1,309,003	31,241	252,488
Net income from financial instruments at fair value through profit or loss	544,846	281,596	1,002,156
Result from derecognition of assets measured at amortized cost	(6,047)	(46,035)	(93,423)
Exchange rate differences on gold and foreign currency	425,118	177,381	289,825
Net Income From Financial instruments And Exchange Rate Differences	963,917	412,942	1,198,558
Net Financial Income	2,272,920	444,183	1,451,046
Services Fee Income	(312,866)	(670,493)	(1,234,915)
Services Fee Expenses	641,103	312,239	(87,257)
Income from insurance activities	491,519	575,278	638,770
Net Service Fee Income	819,756	217,024	(683,402)
Subtotal	3,092,676	661,207	767,644
Result from exposure to changes in the purchasing power of money	(2,574,753)	(1,224,273)	(432,079)
Other operating income	(1,295,684)	(452,241)	(390,201)
Loan loss provisions	(9,777)
Net operating income	(787,538)	(1,015,307)	(54,636)
Personnel expenses	(47,751)	(70,926)	(347,178)
Administration expenses	355,037	379,646	791,419
Depreciations and impairment non-financial assets	316,009	(182,620)	(185,037)
Other operating expenses	9,779	(78,053)	(117,669)
Operating income (loss)	(154,464)	(967,260)	86,899
Income from associates and joint ventures	10,673	(10,544)	(18,983)
Result before taxes	(143,791)	(977,804)	67,916
Income tax	160,253	(122,826)	1,548,996
Net (loss) / income	16,462	(1,100,630)	1,616,912
Net (loss) / income for the year attributable to owners of the parent	21,924	(1,097,091)	1,614,289
Net (Loss) / income for the year attributable to non-controlling interests	(5,462)	(3,539)	2,623
Other comprehensive (loss) / income	(38,994)	26,540	(34,208)
Other comprehensive (loss) / income attributable to owners of the parent company	(37,766)	26,674	(36,495)
Other comprehensive (loss) / income attributable to non-controlling interest	(1,228)	(134)	2,287
Comprehensive (loss) / income for the year	(22,532)	(1,074,090)	1,582,704
Comprehensive (loss) / income attributable to owners of the parent company	(15,842)	(1,070,417)	1,577,794
Comprehensive income (loss) attributable to non-controlling interest	(6,690)	(3,673)	4,910
Personal and Business Banking | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	18,640,425	23,591,677
Debt Securities at fair value through profit or loss	72,941
Loans and other financing	143,638,954	148,658,868
Other Assets	15,972,688	12,875,007
TOTAL ASSETS	178,325,008	185,125,552
Deposits	245,102,232	270,137,000
Financing received from the Argentine Central Bank and others	35,406	29,895
Negotiable obligations	12,874	26,287
Other liabilities	18,799,427	27,698,342
TOTAL LIABILITIES	263,949,939	297,891,524
Interest income	68,595,988	59,843,799	64,781,126
Interest Expense	(50,693,775)	(31,627,176)	(24,056,798)
Distribution of results by Treasury	16,496,028	10,001,101	10,025,101
Net interest income	34,398,241	38,217,724	50,749,429
Exchange rate differences on gold and foreign currency	632,202	616,744	1,115,162
Net Income From Financial instruments And Exchange Rate Differences	632,202	616,744	1,115,162
Net Financial Income	35,030,443	38,834,468	51,864,591
Services Fee Income	20,028,687	20,509,780	21,947,149
Services Fee Expenses	(7,491,247)	(6,710,658)	(7,213,591)
Net Service Fee Income	12,537,440	13,799,122	14,733,558
Subtotal	47,567,883	52,633,590	66,598,149
Result from exposure to changes in the purchasing power of money	12,477,842	5,798,882	4,277,047
Other operating income	3,843,533	2,543,257	4,503,007
Loan loss provisions	(9,801,914)	(8,080,660)	(12,835,377)
Net operating income	54,087,344	52,895,069	62,542,826
Personnel expenses	(36,872,521)	(35,503,440)	(39,060,155)
Administration expenses	(20,593,305)	(21,573,090)	(21,849,322)
Depreciations and impairment non-financial assets	(7,512,248)	(6,446,388)	(5,658,084)
Other operating expenses	(11,041,216)	(10,177,556)	(11,274,663)
Operating income (loss)	(21,931,946)	(20,805,405)	(15,299,398)
Result before taxes	(21,931,946)	(20,805,405)	(15,299,398)
Income tax	7,579,721	7,248,314	4,059,222
Net (loss) / income	(14,352,225)	(13,557,091)	(11,240,176)
Net (loss) / income for the year attributable to owners of the parent	(14,352,225)	(13,557,091)	(11,240,174)
Other comprehensive (loss) / income	(137,100)	(45,245)	647,294
Other comprehensive (loss) / income attributable to owners of the parent company	(137,100)	(45,245)	647,294
Comprehensive (loss) / income for the year	(14,489,325)	(13,602,336)	(10,592,882)
Comprehensive (loss) / income attributable to owners of the parent company	(14,489,325)	(13,602,336)	(10,592,880)
Corporate Banking | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	764,338	1,075,554
Debt Securities at fair value through profit or loss	1,617,976
Loans and other financing	82,383,817	121,086,352
Other Assets	5,171,074	6,715,094
TOTAL ASSETS	89,937,205	128,877,000
Deposits	63,585,543	60,528,871
Financing received from the Argentine Central Bank and others	88
Negotiable obligations	4,373	16,289
Other liabilities	3,879,023	8,389,824
TOTAL LIABILITIES	67,469,027	68,934,984
Interest income	35,920,437	37,890,661	38,167,889
Interest Expense	(10,624,629)	(5,920,482)	(3,156,957)
Distribution of results by Treasury	(10,976,718)	(17,873,258)	(18,788,017)
Net interest income	14,319,090	14,096,921	16,222,915
Exchange rate differences on gold and foreign currency	146,828	168,636	154,672
Net Income From Financial instruments And Exchange Rate Differences	146,828	168,636	154,672
Net Financial Income	14,465,918	14,265,557	16,377,587
Services Fee Income	2,213,741	2,022,791	1,976,670
Services Fee Expenses	(600,059)	(662,829)	(565,596)
Net Service Fee Income	1,613,682	1,359,962	1,411,074
Subtotal	16,079,600	15,625,519	17,788,661
Result from exposure to changes in the purchasing power of money	(5,988,253)	(3,614,993)	(2,666,286)
Other operating income	3,531,800	2,649,074	4,465,178
Loan loss provisions	(495,474)	(1,608,512)	(9,908,962)
Net operating income	13,127,673	13,051,088	9,678,591
Personnel expenses	(5,481,914)	(3,736,681)	(3,737,283)
Administration expenses	(1,768,577)	(1,561,632)	(1,496,356)
Depreciations and impairment non-financial assets	(1,021,736)	(612,169)	(423,852)
Other operating expenses	(3,340,741)	(4,193,085)	(3,691,407)
Operating income (loss)	1,514,705	2,947,521	329,693
Result before taxes	1,514,705	2,947,521	329,693
Income tax	(98,749)	(989,201)	221,470
Net (loss) / income	1,415,956	1,958,320	551,163
Net (loss) / income for the year attributable to owners of the parent	1,415,956	1,958,320	551,163
Other comprehensive (loss) / income	(48,338)	(28,031)	340,978
Other comprehensive (loss) / income attributable to owners of the parent company	(48,338)	(28,031)	340,978
Comprehensive (loss) / income for the year	1,367,618	1,930,289	892,141
Comprehensive (loss) / income attributable to owners of the parent company	1,367,618	1,930,289	892,141
Treasury [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	28,448,336	36,471,307
Debt Securities at fair value through profit or loss	19,876,879	36,896,690
Loans and other financing	8,442,170	20,186,470
Other Assets	337,729,730	272,683,855
TOTAL ASSETS	394,497,115	366,238,322
Deposits	235,204,847	219,175,414
Financing received from the Argentine Central Bank and others	5,494,188	11,417,648
Negotiable obligations	544,162	2,020,750
Other liabilities	5,374,177	20,723,982
TOTAL LIABILITIES	246,617,374	253,337,794
Interest income	139,048,123	91,405,063	75,243,701
Interest Expense	(100,741,944)	(75,986,668)	(54,086,014)
Distribution of results by Treasury	(5,519,310)	7,872,157	8,762,916
Net interest income	32,786,869	23,290,552	29,920,603
Net income from financial instruments at fair value through profit or loss	13,918,206	14,369,613	6,806,796
Result from derecognition of assets measured at amortized cost	497,884	541,174	2,025,216
Exchange rate differences on gold and foreign currency	1,481,454	782,484	1,244,489
Net Income From Financial instruments And Exchange Rate Differences	15,897,544	15,693,271	10,076,501
Net Financial Income	48,684,413	38,983,823	39,997,104
Services Fee Income	174,848	120,104	175,339
Services Fee Expenses	(345,765)	(331,413)	(175,705)
Net Service Fee Income	(170,917)	(211,309)	(366)
Subtotal	48,513,496	38,772,514	39,996,738
Result from exposure to changes in the purchasing power of money	(19,419,563)	(12,530,796)	(9,319,586)
Other operating income	1,464,910	4,035,567	744,698
Loan loss provisions	(417,613)	(61,599)	(12,046)
Net operating income	30,141,230	30,215,686	31,409,804
Personnel expenses	(2,846,491)	(2,147,250)	(2,736,205)
Administration expenses	(1,370,603)	(1,521,346)	(1,359,438)
Depreciations and impairment non-financial assets	(448,352)	(410,667)	(319,011)
Other operating expenses	(8,467,679)	(6,107,245)	(2,165,681)
Operating income (loss)	17,008,105	20,029,178	24,829,469
Result before taxes	17,008,105	20,029,178	24,829,469
Income tax	(6,282,238)	(6,488,444)	(6,527,266)
Net (loss) / income	10,725,867	13,540,734	18,302,203
Net (loss) / income for the year attributable to owners of the parent	10,725,867	13,540,734	18,302,203
Other comprehensive (loss) / income	(1,013,981)	(56,433)	1,408,984
Other comprehensive (loss) / income attributable to owners of the parent company	(1,013,981)	(56,433)	1,408,984
Comprehensive (loss) / income for the year	9,711,886	13,484,301	19,711,187
Comprehensive (loss) / income attributable to owners of the parent company	9,711,886	13,484,301	19,711,187
Consumer finance | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	220,055	1,426,096
Debt Securities at fair value through profit or loss	788,425	1,585,480
Loans and other financing	623,026	21,821,056
Other Assets	13,734,555	10,012,771
TOTAL ASSETS	15,366,061	34,845,403
Deposits	3,974,142	13,096,133
Financing received from the Argentine Central Bank and others	607,575	10,334,832
Other liabilities	1,394,727	7,196,198
TOTAL LIABILITIES	5,976,444	30,627,163
Interest income	11,576,426	15,443,759	13,034,272
Interest Expense	(8,055,352)	(7,468,616)	(4,020,358)
Net interest income	3,521,074	7,975,143	9,013,914
Net income from financial instruments at fair value through profit or loss	1,061,264	713,660	421,821
Exchange rate differences on gold and foreign currency	(33,944)	27,957	111,055
Net Income From Financial instruments And Exchange Rate Differences	1,027,320	741,617	532,876
Net Financial Income	4,548,394	8,716,760	9,546,790
Services Fee Income	4,127,207	5,255,006	6,272,126
Services Fee Expenses	(2,734,783)	(2,233,900)	(2,241,384)
Net Service Fee Income	1,392,424	3,021,106	4,030,742
Subtotal	5,940,818	11,737,866	13,577,532
Result from exposure to changes in the purchasing power of money	771,200	(1,362,331)	(2,608,388)
Other operating income	2,645,420	1,510,787	1,071,797
Loan loss provisions	(3,432,836)	(7,644,106)	(2,607,981)
Net operating income	5,924,602	4,242,216	9,432,960
Personnel expenses	(5,302,630)	(5,104,614)	(5,039,007)
Administration expenses	(3,447,004)	(3,426,780)	(4,301,762)
Depreciations and impairment non-financial assets	(1,253,319)	(398,446)	(399,351)
Other operating expenses	(3,383,143)	(2,089,710)	(1,771,245)
Operating income (loss)	(7,461,494)	(6,777,334)	(2,078,405)
Income from associates and joint ventures	(10,673)	10,544	18,983
Result before taxes	(7,472,167)	(6,766,790)	(2,059,422)
Income tax	3,290,139	657,020	361,314
Net (loss) / income	(4,182,028)	(6,109,770)	(1,698,108)
Net (loss) / income for the year attributable to owners of the parent	(4,182,028)	(6,109,770)	(1,698,108)
Comprehensive (loss) / income for the year	(4,182,028)	(6,109,770)	(1,698,108)
Comprehensive (loss) / income attributable to owners of the parent company	(4,182,028)	(6,109,770)	(1,698,108)
Insurance [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	2,026	8,221
Loans and other financing	1,760,652	1,683,684
Other Assets	3,307,334	4,538,529
TOTAL ASSETS	5,070,012	6,230,434
Other liabilities	2,125,228	3,101,869
TOTAL LIABILITIES	2,125,228	3,101,869
Interest income	4,659	2,770
Net interest income	4,659	2,770
Net income from financial instruments at fair value through profit or loss	1,430,703	1,119,260	1,039,413
Exchange rate differences on gold and foreign currency	20	1,270	(288)
Net Income From Financial instruments And Exchange Rate Differences	1,430,723	1,120,530	1,039,125
Net Financial Income	1,435,382	1,123,300	1,039,125
Income from insurance activities	4,034,853	3,848,954	4,275,708
Net Service Fee Income	4,034,853	3,848,954	4,275,708
Subtotal	5,470,235	4,972,254	5,314,833
Result from exposure to changes in the purchasing power of money	(1,931,871)	(1,394,082)	(1,120,423)
Other operating income	24,084	29,252	30,867
Loan loss provisions	(11,988)
Net operating income	3,550,460	3,607,424	4,225,277
Personnel expenses	(1,156,099)	(1,102,816)	(934,435)
Administration expenses	(811,520)	(958,441)	(776,477)
Depreciations and impairment non-financial assets	(108,499)	(92,870)	(61,042)
Other operating expenses	(467)	(31,796)	(5,369)
Operating income (loss)	1,473,875	1,421,501	2,447,954
Result before taxes	1,473,875	1,421,501	2,447,954
Income tax	(614,072)	(369,795)	(865,969)
Net (loss) / income	859,803	1,051,706	1,581,985
Net (loss) / income for the year attributable to owners of the parent	859,803	1,051,706	1,581,986
Other comprehensive (loss) / income	16,184	(2,279)
Other comprehensive (loss) / income attributable to owners of the parent company	16,184	(2,279)
Comprehensive (loss) / income for the year	875,987	1,049,427	1,581,985
Comprehensive (loss) / income attributable to owners of the parent company	875,987	1,049,427	1,581,986
Asset Management and Other Services | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	373,036	510,409
Debt Securities at fair value through profit or loss	28,456	4,453
Loans and other financing	183,291	198,082
Other Assets	2,308,776	2,842,845
TOTAL ASSETS	2,893,559	3,555,789
Deposits	69,842	147,603
Financing received from the Argentine Central Bank and others	124,706
Other liabilities	1,035,730	1,393,130
TOTAL LIABILITIES	1,230,278	1,540,733
Interest income	28,549	14,985	124,683
Interest Expense			(78,172)
Net interest income	28,549	14,985	46,511
Net income from financial instruments at fair value through profit or loss	1,291,700	831,953	478,422
Exchange rate differences on gold and foreign currency	91,281	158,622	215,104
Net Income From Financial instruments And Exchange Rate Differences	1,382,981	990,575	693,526
Net Financial Income	1,411,530	1,005,560	740,037
Services Fee Income	4,107,451	5,225,610	4,658,234
Services Fee Expenses	(192,404)	(269,870)	(149,229)
Net Service Fee Income	3,915,047	4,955,740	4,509,005
Subtotal	5,326,577	5,961,300	5,249,042
Result from exposure to changes in the purchasing power of money	(1,083,665)	(881,379)	(744,879)
Other operating income	277,354	158,088	687,147
Loan loss provisions	(1,414)		34,022
Net operating income	4,518,852	5,238,009	5,225,332
Personnel expenses	(2,185,140)	(2,184,424)	(1,590,087)
Administration expenses	(926,849)	(1,249,978)	(1,347,098)
Depreciations and impairment non-financial assets	(70,452)	(87,129)	(30,863)
Other operating expenses	(405,623)	(401,740)	(305,395)
Operating income (loss)	930,788	1,314,738	1,951,889
Result before taxes	930,788	1,314,738	1,951,889
Income tax	(449,040)	(480,309)	(772,750)
Net (loss) / income	481,748	834,429	1,179,139
Net (loss) / income for the year attributable to owners of the parent	481,748	834,429	1,179,136
Other comprehensive (loss) / income	61,052	789
Other comprehensive (loss) / income attributable to owners of the parent company	61,052	789
Comprehensive (loss) / income for the year	542,800	835,218	1,179,139
Comprehensive (loss) / income attributable to owners of the parent company	$ 542,800	$ 835,218	$ 1,179,136